Value Line Small Cap Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS 95.0%
CONSUMER DISCRETIONARY 15.6%
	APPAREL 1.0%
71,700	Crocs, Inc. *	$4,492,722

	AUTO PARTS & EQUIPMENT 0.4%
16,500	Visteon Corp. *	2,071,080

	COMMERCIAL SERVICES 1.0%
89,900	Monro, Inc. (1)	4,791,670

	DISTRIBUTION & WHOLESALE 0.9%
11,600	Pool Corp.	4,321,000

	ENGINEERING & CONSTRUCTION 0.9%
24,400	TopBuild Corp. *	4,491,552

	ENTERTAINMENT 3.6%
76,200	Churchill Downs, Inc.	14,842,998
29,400	Penn National Gaming, Inc. *(1)	2,539,278
		17,382,276

	HOME BUILDERS 1.8%
20,800	Cavco Industries, Inc. *	3,649,360
38,000	LCI Industries	4,927,840
		8,577,200

	HOUSEHOLD PRODUCTS 1.1%
23,000	Helen of Troy, Ltd. *(1)	5,110,370

	INTERNET 1.9%
28,800	Stamps.com, Inc. *(1)	5,650,272
58,000	Stitch Fix, Inc. Class A *	3,405,760
		9,056,032

	LEISURE TIME 0.4%
26,700	Planet Fitness, Inc. Class A *	2,072,721

	LODGING 0.1%
17,900	Hilton Grand Vacations, Inc. *	561,165

	RETAIL 2.5%
21,900	Asbury Automotive Group, Inc. *	3,191,706
18,900	Dave & Buster's Entertainment, Inc. (1)	567,378
9,500	Lithia Motors, Inc. Class A	2,780,365
11,200	Shake Shack, Inc. Class A *	949,536
19,800	Texas Roadhouse, Inc.	1,547,568
21,800	Wingstop, Inc.	2,889,590
		11,926,143
		74,853,931

CONSUMER STAPLES 3.6%
	COMMERCIAL SERVICES 0.3%
6,400	Medifast, Inc.	1,256,576
	FOOD 3.3%
59,200	Calavo Growers, Inc.	4,110,256
69,900	J&J Snack Foods Corp.	10,860,363
5,600	Lancaster Colony Corp.	1,028,888
		15,999,507
		17,256,083

FINANCIALS 9.4%
	BANKS 2.3%
206,496	First Financial Bankshares, Inc.	7,469,993
38,900	Walker & Dunlop, Inc.	3,579,578
		11,049,571

	DIVERSIFIED FINANCIAL SERVICES 3.3%
34,700	Enova International, Inc. *	859,519
19,400	LendingTree, Inc. *(1)	5,311,526
187,650	Stifel Financial Corp.	9,468,819
		15,639,864

	INSURANCE 3.8%
24,300	eHealth, Inc. *(1)	1,715,823
18,200	Primerica, Inc.	2,437,526
131,900	RLI Corp.	13,737,385
9,100	Selective Insurance Group, Inc.	609,518
		18,500,252
		45,189,687
HEALTHCARE 11.5%
	HEALTHCARE PRODUCTS 5.4%
16,500	Cantel Medical Corp.	1,301,190
22,700	CONMED Corp.	2,542,400
28,900	ICU Medical, Inc. *	6,198,761
20,300	iRhythm Technologies, Inc. *(1)	4,815,363
57,266	Neogen Corp. *	4,541,194
56,200	Omnicell, Inc. *	6,745,124
		26,144,032

	HEALTHCARE SERVICES 6.1%
19,000	Chemed Corp.	10,119,590
71,300	Ensign Group, Inc. (The)	5,199,196
8,100	LHC Group, Inc. *	1,727,892
13,900	Medpace Holdings, Inc. *	1,934,880
18,300	Pennant Group, Inc. (The) *	1,062,498
77,800	US Physical Therapy, Inc.	9,355,450
		29,399,506
		55,543,538

INDUSTRIALS 26.8%
	AEROSPACE & DEFENSE 2.3%
31,000	Aerojet Rocketdyne Holdings, Inc. *(1)	1,638,350
29,600	Kaman Corp.	1,691,048

1

December 31, 2020

Shares		Value
50,300	Mercury Systems, Inc. *	$4,429,418
8,300	Teledyne Technologies, Inc. *	3,253,434
		11,012,250

	BUILDING MATERIALS 4.4%
119,100	AAON, Inc.	7,935,633
8,400	American Woodmark Corp. *	788,340
26,500	Lennox International, Inc.	7,260,205
64,000	Trex Co., Inc. *(1)	5,358,080
		21,342,258

	COMMERCIAL SERVICES 1.9%
9,000	ABM Industries, Inc.	340,560
14,200	ASGN, Inc. *	1,186,126
36,200	FTI Consulting, Inc. *	4,044,264
21,200	Insperity, Inc.	1,726,104
26,000	TriNet Group, Inc. *	2,095,600
		9,392,654

	DISTRIBUTION/WHOLESALE 0.5%
16,500	SiteOne Landscape Supply, Inc. *(1)	2,617,395

	ELECTRICAL EQUIPMENT 1.5%
85,700	EnerSys	7,118,242

	ELECTRONICS 2.6%
102,000	Woodward, Inc.	12,396,060

	ENGINEERING & CONSTRUCTION 3.4%
24,900	Dycom Industries, Inc. *	1,880,448
163,700	Exponent, Inc.	14,737,911
		16,618,359

	FOOD SERVICE 1.2%
198,800	Healthcare Services Group, Inc.	5,586,280

	MACHINERY - DIVERSIFIED 2.9%
23,300	Applied Industrial Technologies, Inc.	1,817,167
13,500	Kadant, Inc.	1,903,230
38,600	Toro Co. (The)	3,660,824
53,147	Watts Water Technologies, Inc. Class A	6,467,990
		13,849,211

	METAL FABRICATE/HARDWARE 2.3%
52,500	RBC Bearings, Inc. *	9,399,600
40,000	Rexnord Corp.	1,579,600
		10,979,200

	MISCELLANEOUS MANUFACTURERS 1.5%
19,400	Carlisle Companies, Inc.	3,029,892
26,400	EnPro Industries, Inc.	1,993,728
17,400	John Bean Technologies Corp.	1,981,338
		7,004,958

	RETAIL 0.5%
57,900	Rush Enterprises, Inc. Class A	2,398,218

	TEXTILES 0.7%
15,700	Unifirst Corp.	3,323,533

	TRANSPORTATION 0.9%
33,800	Landstar System, Inc.	4,551,508

	TRUCKING & LEASING 0.2%
11,500	GATX Corp. (1)	956,570
		129,146,696

INFORMATION TECHNOLOGY 23.5%
	CHEMICALS 0.3%
9,300	Rogers Corp. *	1,444,197

	COMMERCIAL SERVICES 0.8%
36,600	Alarm.com Holdings, Inc. *	3,786,270

	COMPUTERS 5.1%
5,300	CACI International, Inc. Class A *	1,321,449
86,200	ExlService Holdings, Inc. *	7,338,206
47,900	MAXIMUS, Inc.	3,505,801
30,500	Qualys, Inc. *	3,717,035
51,400	Rapid7, Inc. *(1)	4,634,224
41,700	Science Applications International Corp.	3,946,488
		24,463,203

	ELECTRICAL EQUIPMENT 0.5%
9,200	Littelfuse, Inc.	2,342,872

	ELECTRONICS 0.5%
28,500	SYNNEX Corp.	2,321,040

	INTERNET 2.1%
93,900	ePlus, Inc. *	8,258,505
35,700	Mimecast, Ltd. *	2,029,188
		10,287,693

	MISCELLANEOUS MANUFACTURERS 0.3%
20,000	Fabrinet *	1,551,800

	SEMICONDUCTORS 1.9%
47,200	Inphi Corp. *	7,574,184
17,000	Synaptics, Inc. *	1,638,800
		9,212,984

	SOFTWARE 11.0%
79,300	ACI Worldwide, Inc. *	3,047,499
28,500	Concentrix Corp. *	2,812,950
54,700	Everbridge, Inc. *(1)	8,154,129
83,900	Five9, Inc. *(1)	14,632,160
39,300	j2 Global, Inc. *	3,839,217
29,100	LivePerson, Inc. *(1)	1,810,893
104,500	SPS Commerce, Inc. *	11,347,655

2

Schedule of Investments (unaudited) (continued)

Shares		Value
76,400	Workiva, Inc. *	$6,999,768
		52,644,271

	TELECOMMUNICATIONS 1.0%
66,200	Acacia Communications, Inc. *	4,829,952
		112,884,282

MATERIALS 4.6%
	BUILDING MATERIALS 0.2%
22,800	US Concrete, Inc. *(1)	911,316

	CHEMICALS 2.1%
23,200	Balchem Corp.	2,673,104
26,700	Quaker Chemical Corp. (1)	6,765,513
6,800	Sensient Technologies Corp.	501,636
		9,940,253

	PACKAGING & CONTAINERS 2.3%
30,200	AptarGroup, Inc.	4,134,078
190,600	Silgan Holdings, Inc.	7,067,448
		11,201,526
		22,053,095
TOTAL COMMON STOCKS (Cost $243,533,498)		456,927,312
SHORT-TERM INVESTMENTS 8.9%
MONEY MARKET FUNDS 8.9%
23,937,386	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.030% (2)	23,937,386
18,683,991	State Street Navigator Securities Lending Government Money Market Portfolio (3)	18,683,991

		42,621,377
TOTAL SHORT-TERM INVESTMENTS (Cost $42,621,377)		42,621,377

TOTAL INVESTMENTS IN SECURITIES 103.9% (Cost $286,154,875)		$499,548,689

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (3.9%)		(18,615,157)

NET ASSETS (4) 100.0%		$480,933,532

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2020, the market value of the securities on loan was $33,993,273.
(2)	Rate shown reflects 7 day yield as of December 31, 2020.
(3)	Securities with an aggregate market value of $33,993,273 were out on loan in exchange for collateral including $18,683,991 of cash collateral as of December 31, 2020. The cash collateral was invested in a reinvestment vehicle.
(4)	For federal income tax purposes, the aggregate cost was $286,154,875, aggregate gross unrealized appreciation was $216,392,813, aggregate gross unrealized depreciation was $2,998,999 and the net unrealized appreciation was $213,393,814.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$456,927,312	$—	$—	$456,927,312
Short-Term Investments	42,621,377	—	—	42,621,377
Total Investments in Securities	$499,548,689	$—	$—	$499,548,689

*	See Schedule of Investments for further break down by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended December 31, 2020, there were no Level 3 investments.